Income per Common Share:	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Income per Common Share:

10. Income per Common Share:

	Six months ended June 30,
	2023	2024

Net income attributable to Pyxis Tankers Inc.	$11,870	$8,842

Dividend Series A Convertible Preferred Stock	(418)	(383)
Net income attributable to common shareholders	$11,452	$8,459

Weighted average number of common shares, basic	10,754,405	10,479,962
Net income per common share, basic	$1.06	$0.81

Net income attributable to common shareholders, diluted	11,870	8,842
Weighted average number of common shares, diluted	12,577,390	12,124,208
Net income per common share, diluted	$0.94	$0.73

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

10.	Net income per common share: - Continued:

As of June 30, 2023, securities that could potentially dilute basic income per share in the future that were not included in the computation of diluted income per share, because to do so would have anti-dilutive effect, were 1,591,062 warrants, which have an exercise price of $5.60, (exclusive of 4,683 underwriter’s warrants to purchase 4,683 Series A Convertible Preferred Shares at an average exercise price of $24.97 and 4,000 underwriter’s warrant to purchase 4,000 common shares with exercise price $5.60), calculated with the treasury stock method. The diluted income per common share includes 55,000 unvested restricted stocks units, which have vesting period up to November 2024 as well as shares assumed to be converted with respect to the 403,831 Series A Preferred Shares, which have a conversion price of $5.60, calculated with the if-converted method.

As of June 30, 2024, securities that could potentially dilute basic income per share in the future that were not included in the computation of diluted income per share, because to do so would have anti-dilutive effect, were 1,591,062 warrants, which have an exercise price of $5.60, (exclusive of 4,683 underwriter’s warrants to purchase 4,683 Series A Convertible Preferred Shares at an average exercise price of $24.97 and 3,460 underwriter’s warrant to purchase 3,460 common shares with exercise price $5.60), calculated with the treasury stock method. The diluted income per common share includes 20,000 unvested restricted stocks units, which have vesting period up to November 2024 and the 267,857 restricted common shares to be issued for the “Konkar Venture” acquisition as well as shares assumed to be converted with respect to the 303,631 Series A Preferred Shares, which have a conversion price of $5.60, calculated with the if-converted method.